5. STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details Narrative 1)	12 Months Ended		12 Months Ended
	Dec. 31, 2010 2010 Stock Plan [Member]	Dec. 31, 2012 2010 Stock Plan [Member]	Dec. 31, 2012 2011 Non-Qualified Stock Plan [Member]	Dec. 31, 2011 2011 Non-Qualified Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option outstanding under the plan		578,400	7,130,000
Number of stock option available for grant		4,421,600	4,870,000
Option granted to purchase common stock	5,000,000		12,000,000	2,100,000